ING INVESTORS TRUST
ING Pioneer Equity Income Portfolio (“Portfolio”)

Supplement dated July 27, 2007
to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus,
Service Class (“Class S”) Prospectus and Service 2 Class Prospectus
(each a “Prospectus” and collectively the “Prospectuses”)
each dated April 30, 2007

ING Pioneer Equity Income Portfolio

Effective July 27, 2007, the Board of Trustees of ING Investors Trust has approved lowering the Portfolio’s expense limits.

The Prospectuses are hereby revised as follows:

ADV Class Prospectus

1.     The information relating to the Portfolio in the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 88 of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees(2)	Other Expenses		Acquired Fund Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)		Net Operating Expenses
ING Pioneer Equity Income	0.65%	0.75%	0.20	%(4)	—	1.60%	(0.31	)%(7)	1.29%

2.             Footnote (7) of the table entitled “ADV Class Shares - Annual Portfolio Operating Expenses” on page 89 of the ADV Class Prospectus is revised as follows:

(7)       Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed, or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008, except for ING Pioneer Equity Income Portfolio which will continue through at least May 1, 2010.  This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008. Including this side agreement the Portfolio’s “Net Operating Expenses” would be 1.285%. There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.

3.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 90 of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Equity Income	$131	$475	$842	$1,874

Class I Prospectus

1.     The information relating to the Portfolio in the table entitled “Class I Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 93 of the Class I Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses		Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments		Net Operating Expenses
ING Pioneer Equity Income	0.65%	—	0.20	%(3)	—	0.85%	(0.16	)%(6)	0.69%

2.             Footnote (6) of the table entitled “Class I Shares - Annual Portfolio Operating Expenses” on page 94 of the Class I Prospectus is revised as follows:

(6)       Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed, or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008, except for ING Pioneer Equity Income Portfolio which will continue through at least May 1, 2010.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008. Including this side agreement the Portfolio’s “Net Operating Expenses” would be 0.685%. There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.

3.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 95 of the Class I Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer(1) Equity Income	$70	$255	$456	$1,034

Class S Prospectus

1.     The information relating to the Portfolio in the table entitled “Class S Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 96 of the Class S Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Shareholder Services Fee	Other Expenses		Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments		Net Operating Expenses
ING Pioneer Equity Income	0.65%	0.25%	0.20	%(3)	—	1.10%	(0.16	)%(6)	0.94%

2.             Footnote (6) of the table entitled “Class S Shares - Annual Portfolio Operating Expenses” table on page 97 of the Class S Prospectus is revised as follows:

(6)       Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed, or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008, except for ING Pioneer Equity Income Portfolio which will continue through at least May 1, 2010.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008. Including this side agreement the Portfolio’s “Net Operating Expenses” would be 0.935%.There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.

3.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 98 of the Class S Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Equity Income	$36	$334	$591	$1,326

Service 2 Class Prospectus

1.     The information relating to the Portfolio in the table entitled “Service 2 Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 92 of the Service 2 Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fees (2)	Other Expenses		Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments		Net Operating Expenses
ING Pioneer Equity Income	0.65%	0.50%	0.20	%(4)	—	1.35%	(0.26	)%(7)	1.09%

2.             Footnote (7) of the table entitled “Service 2 Class Shares - Annual Portfolio Operating Expenses” on page 93 of the Service 2 Class Prospectus is revised as follows:

(7)       Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed, or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008, except for ING Pioneer Equity Income Portfolio which will continue through at least May 1, 2010.  This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote 2 explains in more detail.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008.  Including this side agreement the Portfolio’s “Net Operating Expenses” would be 1.085%.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information

3.     The information relating to the Portfolios in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 94 of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Equity Income	$111	$402	$715	$1,601

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